CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 30, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Current Assets:
Accounts receivable, allowances	$ 3,343	$ 3,584	$ 3,584	$ 3,883
Stockholder’s Deficit:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	100	100	100	100
Preferred stock, shares issued (in shares)	0	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	100	100	100	100
Common stock, shares issued (in shares)	100	100	100	100
Common stock, shares outstanding (in shares)	100	100	100	100